INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2020
Investment property [abstract]
Disclosure of fair value measurement of assets [text block]
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2020 (MILLIONS)
Core office
United States	$15,275
Canada	4,676
Australia	2,370
Europe	2,852
Brazil	269
Core retail	21,253
LP investments and other
LP investments office	8,367
LP investments retail	2,832
Logistics	136
Multifamily	2,776
Triple net lease	4,426
Self-storage	1,020
Student housing	2,564
Manufactured housing	2,517
Mixed-use	2,748
Directly held real estate properties	21,509
Other investment properties	1,297
$96,887

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2020	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$483	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	258	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares	942	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,948)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	92 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(616)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2020	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.7%	12
Canada	5.9%	5.2%	10
Australia	6.5%	5.8%	10
Europe	5.1%	4.0%	10
Brazil	7.9%	7.4%	10
Core retail	6.9%	5.4%	10
LP investments and other
LP investments office	9.7%	7.3%	7
LP investments retail	8.6%	7.0%	10
Mixed-use	7.3%	5.2%	10
Logistics[1]	5.8%	n/a	n/a
Multifamily[1]	5.0%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a
Self-storage[1]	5.6%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a
Manufactured housing[1]	5.5%	n/a	n/a
Directly held real estate properties[2]	5.4% – 9.0%	6.2%	13
Other investment properties[1]	8.9%	n/a	n/a

1.
Logistics, multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.

2.
We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.

Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)
Fair value, beginning of period	$96,686
Additions	2,912
Dispositions[1]	(535)
Fair value changes	(679)
Foreign currency translation and other	(1,497)
Fair value, end of period[2]	$96,887

1.	Includes amounts reclassified to held for sale.

2.	Includes $3.0 billion of ROU investment property balances (December 31, 2019 – $2.6 billion).